LONG-TERM DEPOSITS AND PREPAYMENTS	12 Months Ended
Dec. 31, 2015
LONG-TERM DEPOSITS AND PREPAYMENTS
LONG-TERM DEPOSITS AND PREPAYMENTS

4.  LONG-TERM DEPOSITS AND PREPAYMENTS

The Group’s subsidiaries and VIEs are required to pay certain amounts of deposit to airline companies and hotel suppliers. The subsidiaries and VIEs are also required to pay deposit to local travel bureau as pledge for insurance of traveler’s safety.

Components of long-term deposit and prepayments as of December 31, 2014 and 2015 were as follows:

	2014	2015
	RMB	RMB
Deposits paid to airline suppliers	128,845,051	141,890,707
Prepayments for purchase of long lived assets	—	120,699,207
Deposits paid to hotel suppliers	42,495,335	118,851,829
Deposits paid to lessor	16,165,551	40,360,900
Deposits paid to travel bureau	1,387,812	2,586,292
Others	36,375,314	62,397,033

Total	225,269,063	486,785,968